Tax Matters - Tax Rate Reconciliation (Detail)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Tax Disclosure [Abstract]
U.S. statutory income tax rate	35.00%		35.00%		35.00%
Taxation of non-U.S. operations(a), (b), (c)	(7.40%)	[1],[2],[3]	(2.50%)	[1],[2],[3]	(3.50%)	[1],[2],[3]
Tax settlements and resolution of certain tax positions(d)	(2.90%)	[4]	(5.70%)	[4]	(12.80%)	[4]
U.S. Healthcare Legislation(d)	1.00%	[4]	0.60%	[4]	1.00%	[4]
U.S. R&D tax credit and manufacturing deduction(d)	(0.90%)	[4]	(0.80%)	[4]	(0.30%)	[4]
Certain legal settlements and charges(d)	0.00%	[4]	(0.20%)	[4]	1.50%	[4]
All other, net	0.50%		1.00%		(1.10%)
Effective tax rate for income from continuing operations	25.50%		27.40%		19.80%
Laboratorio Teuto Brasilero [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	40.00%

[1]	The favorable rate impact in 2014 also includes the decline in the non-tax deductible loss recorded in 2013 related to an option to acquire the remaining interest in Teuto, since we expect to retain the investment indefinitely. The rate impact in 2013 also includes the non-deductibility of the goodwill derecognized and the jurisdictional mix of the other intangible assets divested as part of the transfer of certain product rights to Hisun Pfizer, and the non-deductibility of the loss on an option to acquire the remaining interest in Teuto, since we expect to retain the investment indefinitely, and the non-deductibility of an impairment charge related to our equity-method investment in Teuto. For additional information, see Note 2E.
[2]	For taxation of non-U.S. operations, this rate impact reflects the income tax rates and relative earnings in the locations where we do business outside the U.S., together with the cost of repatriation decisions, as well as changes in uncertain tax positions not included in the reconciling item called “Tax settlements and resolution of certain tax positions”. Specifically: (i) the jurisdictional location of earnings is a significant component of our effective tax rate each year as tax rates outside the U.S. are generally lower than the U.S. statutory income tax rate, and the rate impact of this component is influenced by the specific location of non-U.S. earnings and the level of such earnings as compared to our total earnings; (ii) the cost of repatriation decisions, and other U.S. tax implications of our foreign operations, is a significant component of our effective tax rate each year and generally offsets some of the reduction to our effective tax rate each year resulting from the jurisdictional location of earnings; and (iii) the impact of changes in uncertain tax positions not included in the reconciling item called “Tax settlements and resolution of certain tax positions” is a component of our effective tax rate each year that can result in either an increase or decrease to our effective tax rate. The jurisdictional mix of earnings, which includes the impact of the location of earnings as well as repatriation costs, can vary as a result of the repatriation decisions, as a result of operating fluctuations in the normal course of business and as a result of the extent and location of other income and expense items, such as restructuring charges, asset impairments and gains and losses on strategic business decisions. See also Note 5A for the components of pre-tax income and Provision for taxes on income, which is based on the location of the taxing authorities, and for information about settlements and other items impacting Provision for taxes on income.
[3]	In all periods presented, the reduction in our effective tax rate resulting from the jurisdictional location of earnings is largely due to generally lower tax rates, as well as manufacturing and other incentives associated with our subsidiaries in Puerto Rico and Singapore. We benefit from a Puerto Rican incentive grant that expires in 2029. Under the grant, we are partially exempt from income, property and municipal taxes. In Singapore, we benefit from incentive tax rates effective through 2031 on income from manufacturing and other operations.
[4]	For a discussion about tax settlements and resolution of certain tax positions, the impact of U.S. Healthcare Legislation, the U.S. R&D tax credit and the impact of certain legal settlements and charges, see Note 5A. The extension of the U.S. R&D tax credit in January 2013 resulted in the full-year benefit of the 2012 and 2013 U.S. R&D tax credit being recorded in 2013.